Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	€ 38,968		€ 5,915	€ 22,355
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	13,967		12,033
Proceeds from the exercise of warrants	9,260		8,592
Repayment of loans and borrowings	(11,225)		(703)	(7,522)
Repayment of lease liabilities	(996)		(912)	(706)
Interest paid	(1,174)		(259)	(122)
Total changes from financing cash flows	9,832		18,751	(8,350)
Effect of changes in foreign exchange rates	7,513		(339)
Changes in fair value	65,895		10,859	(10,329)
Other changes	2,077	[1]
Additions to lease liabilities	1,034		871	2,239
Interest accrued	11,075		2,911
Total liability-related other changes	12,109		3,782	2,239
Balance	136,394		38,968	5,915
Borrowings [Member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	13,908			7,522
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans			12,033
Proceeds from the exercise of warrants
Repayment of loans and borrowings	(11,225)		(703)	(7,522)
Repayment of lease liabilities
Interest paid	(1,018)		(106)
Total changes from financing cash flows	(12,243)		11,224	(7,522)
Effect of changes in foreign exchange rates	845		(83)
Changes in fair value
Other changes	(96)	[1]
Additions to lease liabilities
Interest accrued	10,919		2,767
Total liability-related other changes	10,919		2,767
Balance	13,333		13,908
Warrant Liabilities [Member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	21,626		2,439	12,767
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	13,967
Proceeds from the exercise of warrants	9,260		8,592
Repayment of loans and borrowings
Repayment of lease liabilities
Interest paid
Total changes from financing cash flows	23,227		8,592
Effect of changes in foreign exchange rates	6,660		(264)
Changes in fair value	65,895		10,859	(10,329)
Other changes	2,173	[1]
Additions to lease liabilities
Interest accrued
Total liability-related other changes
Balance	119,581		21,626	2,439
Leases [Member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	3,434		3,477	2,066
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans
Proceeds from the exercise of warrants
Repayment of loans and borrowings
Repayment of lease liabilities	(996)		(912)	(706)
Interest paid	(156)		(153)	(122)
Total changes from financing cash flows	(1,152)		(1,065)	(828)
Effect of changes in foreign exchange rates	8		8
Changes in fair value
Other changes		[1]
Additions to lease liabilities	1,034		871	2,239
Interest accrued	156		144
Total liability-related other changes	1,190		1,015	2,239
Balance	€ 3,480		€ 3,434	€ 3,477

[1]	Other changes in Warrant liabilities include non-cash effective changes of kEUR -15,647 that are related to the exercise of warrants and increased equity and non-cash effective changes of kEUR 17,819 that are related to the shareholder loans and were recognized as day one losses.